DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of amounts recognized in (gain) loss on derivative financial instruments line item of consolidated statements of income

	Year Ended December 31,
	2023	2022
Premiums realized on written foreign exchange call options	$(181)	$(859)
Unrealized loss on warrants	11,198	9,820
Realized loss on currency and commodity derivatives	33,455	22,175
Unrealized (gain) loss on currency and commodity derivatives	(112,904)	59,556
(Gain) loss on derivative financial instruments	$(68,432)	$90,692